Stock-Based Compensation Plans (Schedule of Share-Based Compensation Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,485,898	$ 1,364,698	$ 1,115,063
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,481,016	1,244,606	1,032,094
Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	4,882	120,092	82,969
Foundation Contribution
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	372,500
Employee, Nonemployee and Foundation Contribution
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,485,898	$ 1,364,698	$ 1,487,563